Nature of Business and Basis of Presentation (Tables)	6 Months Ended
Oct. 13, 2024
Accounting Policies [Abstract]
Schedule of Components of Revenue	The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Redemptions, net of discounts	$422	$369	$1,036	$883
Breakage	$103	$103	$240	$245
Gift card revenue, net	$525	$472	$1,276	$1,128
The components of gift card revenue were as follows:

	Fiscal Year Ended
	April 28, 2024	April 30, 2023
Redemptions, net of discounts	$2,152	$1,415
Breakage	639	755
Gift card revenue, net	$2,791	$2,170